Organization, Basis of Presentation and Summary of Significant Accounting Policies - Mortgage Servicing Rights (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity		$ 2,374,280	$ 2,022,361	$ 1,468,151	$ 681,495	$ 661,323
MSR asset	$ 2,900,310	1,756,864
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity		2,349,441	$ 1,997,522	$ 1,443,312	$ 656,656	636,484
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity		3,440
Cumulative Effect, Period of Adoption, Adjustment | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity		$ 3,440				3,400
MSR asset						$ 3,400